Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000834126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2019
Prospectus Date	rr_ProspectusDate	Feb. 27, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A